Basis of preparation and going concern uncertainty (Tables)	6 Months Ended
Feb. 28, 2026
Basis of preparation and going concern uncertainty
Schedule of significant subsidiaries

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
NVG Holdings Inc.	Holding company	United States	100%
Nautical Ventures Group Inc.	Operates a boat retailing business	United States	100%
Nautical Ventures North LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Marine LLC	Operates a boat retailing business	United States	100%
NV Marina LLC	Operates a boat retailing business	United States	100%
Nautical Ventures West LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Panhandle LLC	Operates a boat retailing business	United States	100%
Vision Watersports Corp.	Operates a boat retailing business	United States	100%
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Schedule of reconciles the movement in accumulated other comprehensive income

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
	$	$	$	$

Opening balance	878,042	525,617	1,102,489	717,753
Foreign currency translation differences for Canadian dollar functional currency operations	305,363	(224,398)	80,916	(416,534)
	1,183,405	301,219	1,183,405	301,219

			Average exchange rate for the
	Exchange rate as at:		six-month period ended
	February 28,	August 31,	February 28,	February 28,
	2026	2025	2026	2025

Canadian dollar	0.7330	0.7138	0.7219	0.7161